Short-Term Income Fund	07/01/2007 - 06/30/2008

ICA File Number: 811-21919
Reporting Period: 07/01/2007 - 06/30/2008
Short-Term Income Fund

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21919

T. Rowe Price Short-Term Income Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Gregory K. Hinkle
4515 Painters Mill Road
Owings Mills, Maryland 21117-4903

(Name and address of agent for service)

Registrant's telephone number, including area code: (410) 345-2653

Date of fiscal year end: 5/31

Date of reporting period: 7/1/07 to 6/30/08

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Short-Term Income Fund, Inc.

By (Signature and Title) /s/ Gregory K. Hinkle
Gregory K. Hinkle, Principal Financial Officer

Date August 27, 2008

============================ SHORT-TERM INCOME FUND ============================

The Fund held no securities during the period covered by this report in which there was a securityholder vote. Accordingly, there are no proxy votes to report.

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